Significant Accounting Policies (Tables)	12 Months Ended
Dec. 31, 2015
Significant Accounting Policies [Abstract]
Schedule of Revenue Percentage by Major Customer
Charterer	2015	2014	2013
A	14%	19%	21%
B	10%	13%	7%
C	9%	9%	11%
D	8%	5%	-